Statements of Operations (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Revenue	$ 1,300	$ 0	$ 1,189	$ 0	$ 1,189	$ 2,489
Cost of revenue	574	0	9,200	0	9,200	9,774
Loss on firm purchase commitment	484,091	0	783,593	0	783,593	1,267,684
Cost of goods sold	484,665	0	792,793	0	792,793	1,277,458
Gross loss	(483,365)	0	(791,604)	0	(791,604)	(1,274,969)
Research and development	0	71,388	35,544	57,000	2,935,949	2,935,949
Depreciation and amortization	24,176	6,099	102,971	17,023	205,111	229,287
General and administrative expenses	1,086,754	1,573,095	4,046,080	3,781,286	27,298,804	28,385,558
Impairment of assets	0	0	878,276	0	4,570,007	4,570,007
Gain on disposal of assets	0	0	0	0	(794)	(794)
Total operating expenses	1,110,930	1,650,582	5,062,871	3,855,309	35,009,077	36,120,007
Operating loss	(1,594,295)	(1,650,582)	(5,854,475)	(3,855,309)	(35,800,681)	(37,394,976)
Interest income	0	0	0	10	17,286	0
Interest expense	(117,370)	(533,436)	(1,727,512)	(567,081)	(2,629,705)	(2,747,075)
Investment income	0	0	0	0	170,753	170,753
Gain (loss) on extinguishment of debt	(6,250)	0	13,202	0	(139,712)	(145,962)
Gain (loss) on change in fair value of derivative liabilities	72,896	82,009	131,397	(119,138)	(45,976)	26,920
Other income, net	(753)	0	273,077	0	305,892	322,425
Total other income (expense)	(51,477)	(451,427)	(1,309,836)	(686,209)	(2,321,462)	(2,372,939)
Net loss	(1,645,772)	(2,102,009)	(7,164,311)	(4,541,518)	(38,122,143)	(39,767,915)
Net loss attributable to the non-controlling interest	0	0	0	0	(183,422)	(183,422)
Net loss attributable to Revolutions Medical Corporation	$ (1,645,772)	$ (2,102,009)	$ (7,164,311)	$ (4,541,518)	$ (37,938,721)	$ (39,584,493)
Weighted average common shares outstanding – basic and diluted (in Shares)	75,454,170	56,554,145	61,779,765	49,149,099
Net loss per common share – basic and diluted (in Dollars per share)	$ (0.02)	$ (0.04)	$ (0.12)	$ (0.09)